Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Total property and equipment	$ 5,171,638		$ 5,171,638		$ 5,191,840	$ 4,928,675
Accumulated depreciation	(3,509,710)		(3,509,710)		(3,440,267)	(3,550,726)
Property and equipment, net	1,661,928		1,661,928		1,751,573	1,377,949
Finance Lease Cost	16,834	$ 4,904	34,080	$ 12,193	$ 38,960
Minimum
Property and Equipment
Depreciable life of assets					2 years
Maximum
Property and Equipment
Depreciable life of assets					40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	1,779,445		$ 1,779,445		$ 1,837,503	1,980,808
Equipment leased to customers | Minimum
Property and Equipment
Depreciable life of assets			2 years		2 years
Equipment leased to customers | Maximum
Property and Equipment
Depreciable life of assets			5 years
EchoStar XV
Property and Equipment
Total property and equipment	277,658		$ 277,658		$ 277,658	277,658
Depreciable life of assets			15 years		15 years
EchoStar XVIII
Property and Equipment
Total property and equipment	411,255		$ 411,255		$ 411,255
Depreciable life of assets			15 years		15 years
Incentive obligations					$ 18,000
Ciel II
Property and Equipment
Finance Lease Cost					277,000
Nimiq 5
Property and Equipment
Finance Lease Cost					175,000
Satellites acquired under finance lease agreements
Property and Equipment
Total property and equipment	398,107		$ 398,107		$ 398,107	499,819
Depreciable life of assets			15 years		15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	1,934,783		$ 1,934,783		$ 1,894,629	1,820,883
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Depreciable life of assets			2 years		2 years
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Depreciable life of assets			20 years
Buildings and improvements
Property and Equipment
Total property and equipment	294,342		$ 294,342		$ 289,421	289,244
Buildings and improvements | Minimum
Property and Equipment
Depreciable life of assets			5 years		5 years
Buildings and improvements | Maximum
Property and Equipment
Depreciable life of assets			40 years
Land
Property and Equipment
Total property and equipment	13,186		$ 13,186		$ 13,186	13,186
Construction in progress
Property and Equipment
Total property and equipment	$ 62,862		$ 62,862		$ 70,081	$ 47,077